Sales revenue from contracts with customers - Sales by geographic area (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 50,223,393	$ 71,488,512	$ 68,603,872
Percentage of entitys revenue	100.00%	100.00%	100.00%
Colombia Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 24,687,715	$ 34,305,108	$ 33,022,600
Percentage of entitys revenue	49.20%	48.00%	48.10%
United States Of America Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 11,365,218	$ 17,371,173	$ 14,765,674
Percentage of entitys revenue	22.60%	24.30%	21.50%
Asia continent [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 9,497,498	$ 13,529,151	$ 12,271,225
Percentage of entitys revenue	18.90%	18.90%	17.90%
Central America And Caribbean [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 2,581,644	$ 3,472,665	$ 4,449,033
Percentage of entitys revenue	5.10%	4.90%	6.60%
South America And Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 1,296,370	$ 1,502,815	$ 2,968,038
Percentage of entitys revenue	2.60%	2.10%	4.30%
Europe continent [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 794,948	$ 1,307,600	$ 1,127,302
Percentage of entitys revenue	1.60%	1.80%	1.60%